Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments by Category

The Group holds the following financial instruments:

	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Financial assets at fair value through other comprehensive income	Total
Financial assets	RMB’million	RMB’million	RMB’million	RMB’million
As at December 31, 2022
Accounts receivable (Note 20)	2,670	-	-	2,670
Other receivables (Note 19)	386	-	-	386
Term deposits (Note 21(a))	17,821	-	-	17,821
Restricted cash (Note 21(b))	34	-	-	34
Cash and cash equivalents (Note 21(c))	9,555	-	-	9,555
Other investments (Note 18(b))	-	341	-	341
Financial assets at fair value through other comprehensive income (Note 18(a))	-	-	3,168	3,168
	30,466	341	3,168	33,975
As at December 31, 2023
Accounts receivable (Note 20)	2,918	-	-	2,918
Other receivables (Note 19)	199	-	-	199
Term deposits (Note 21(a))	18,656	-	-	18,656
Restricted cash (Note 21(b))	31	-	-	31
Cash and cash equivalents (Note 21(c))	13,567	-	-	13,567
Other investments (Note 18(b))	-	344	-	344
Financial assets at fair value through other comprehensive income (Note 18(a))	-	-	6,540	6,540
	35,371	344	6,540	42,255

Liabilities at amortized cost
Financial liabilities	RMB’million
As at December 31, 2022
Notes payable (Note 25)	5,536
Accounts payable	4,998
Other payables and other liabilities (note)	2,081
Lease liabilities	429
13,044
As at December 31, 2023
Notes payable (Note 25)	5,636
Accounts payable	5,006
Other payables and other liabilities (note)	1,490
Lease liabilities	412
12,544